Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, by reportable segment, are as follows (in thousands):

	Diagnostic Services	Medical Device Sales and Service	Total
Balance at December 31, 2016	$2,559	$3,678	$6,237
Impairment of DMS Health	—	(2,580)	(2,580)
Impairment of Telerhythmics	(166)	—	(166)
Balance at December 31, 2017	$2,393	$1,098	$3,491
Derecognition of DMS Health (1)	—	(1,098)	(1,098)
Impairment of Telerhythmics	(476)	—	(476)
Derecognition of Telerhythmics (2)	(172)	—	(172)
Balance at December 31, 2018	$1,745	$—	$1,745

(1)
On February 1, 2018, the Company’s MDSS reportable segment ceased to exist as the Company sold its MDSS customer contracts related to the post-warranty service business. As a result, the MDSS reportable segment is reported as discontinued operations in these consolidated financial statements and related notes thereto.

(2)
On October 31, 2018, the Company entered into a membership interest purchase agreement (the “Telerhythmics Purchase Agreement”) with G Medical Innovations USA, Inc. (“G Medical”), pursuant to which we sold all the outstanding membership interests in Telerhythmics to G Medical.